Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
The following table reconciles the numerators and denominators used in the computations of basic and diluted earnings per share from continuing operations (in thousands, expect per share data):

	Year Ended December 31,
	2017	2016	2015
Numerator:
Income from continuing operations	$249,576	$241,390	$234,555
Net income attributable to noncontrolling interests	5,113	4,377	3,481
Net income from continuing operations available to common stockholders, basic and diluted	$244,463	$237,013	$231,074
Denominator:
Basic weighted-average common shares outstanding	276,893	277,546	273,139
Dilutive effect of stock options and restricted stock awards	1,427	5,206	6,928
Diluted weighted-average common shares outstanding	278,320	282,752	280,067
Basic earnings per share	$0.88	$0.85	$0.85
Diluted earnings per share	$0.88	$0.84	$0.83

Basic earnings per share are based on the weighted-average number of common shares outstanding during each period. Diluted earnings per share are based on the weighted-average number of common shares outstanding plus the effect of all dilutive common stock equivalents during each period. The calculation of diluted weighted-average shares excludes the impact of 5 million of anti-dilutive common stock equivalents for the year ended December 31, 2017 and 1 million for the years ended December 31, 2016 and 2015.